Santander Group - Purchase of shares SCUSA (Details) € in Millions, $ in Millions	Nov. 15, 2017 EUR (€)	Jul. 02, 2015	Nov. 15, 2017 USD ($)	Nov. 15, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Decrease in reserve	€ 307
DDFS LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest under purchase agreement	9.65%	9.65%
Consideration transferred, acquisition-date fair value			$ 942	€ 800
Decrease in non-controlling interest	€ 492